Average Annual Total Returns - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF	Dec. 27, 2024
Fidelity Systematic Municipal Bond Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	5.92%
Since Inception	0.29%	[1]
Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.92%
Since Inception	0.29%	[1]
Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.49%
Since Inception	0.63%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	1.31%

[1]	A From July 11, 2019 .